Schedule of Convertible Debt (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 1	$ 320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 2	320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 3	670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 4	670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 5	240,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 6	202,639
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 7	$ 1,192,639